Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries, Consolidated VIEs and VIE's Subsidiaries

As of March 31, 2025, the Company’s major subsidiaries, the consolidated VIEs and VIE’s subsidiary are as follows:

	Equity interest held	Place and date of incorporation

Subsidiaries:
MOGU Group Limited	100%	Hong Kong, China June 23, 2011
Hangzhou Shiqu	100%	Hangzhou, China November 16, 2011
Meilishuo (Beijing) Network Technology Co., Ltd.	100%	Beijing, China November 23, 2010

		Place and date of incorporation
Consolidated VIEs:
Hangzhou Juangua		Hangzhou, China April 13, 2010
Beijing Meilishikong Network and Technology Co., Ltd.		Beijing, China July 6, 2010

		Place and date of incorporation
VIE's subsidiaries
Shanghai Shiqu Commercial Factoring Co., Ltd.		Shanghai, China, October 2015
Ruisha Technology		Hangzhou, China, July 2021

Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements With Intercompany Transactions Eliminated

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents and restricted cash of the consolidated VIEs and their subsidiaries taken as a whole, which are included in the Group’s consolidated financial statements, with intercompany transactions eliminated:

	As of March 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	169,039	45,486
Restricted cash	511	511
Short-term investments	51,935	231,247
Inventories, net	86	10
Loan receivables, net	31,564	31,108
Prepayments, receivables and other current assets	43,606	17,770
Amounts due from non-VIE subsidiaries of the Company(1)	70,620	71,849
Amounts due from related parties	587	502
Property and equipment, net	263,770	239,855
Intangible assets, net	176	119
Investments	46,722	39,625
Other non-current assets	32,000	39,448
Total assets	710,616	717,530

	As of March 31,
	2024	2025
	RMB	RMB
Amounts due to non-VIE subsidiaries of the Company(2)	1,503,757	1,449,088
Accounts payable	392	356
Salaries and welfare payable	1,579	3,013
Advances from customers	56	56
Taxes payable	1,049	2,551
Amounts due to related parties	1,398	1,581
Accruals and other current liabilities	246,158	242,575
Total liabilities	1,754,389	1,699,220
Total shareholders’ deficit	(1,043,773)	(981,690)

Note 1: The amount due from non-VIE subsidiaries of the Company as of March 31, 2024 and 2025 mainly represent the receivables of the VIEs due from the Company’s wholly-owned subsidiaries for treasury management purposes and service charges.

Note 2: The amount due to non-VIE subsidiaries of the Company as of March 31, 2024 and 2025 mainly represent the payables resulting from technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements.

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Third-party revenues	60,972	40,617	49,515
Inter-company revenues	26,785	13,145	14,528
Third-party costs and expenses	(189,199)	(92,427)	(101,272)
Inter-company costs and expenses(3)	(13,545)	(10,954)	(7,473)
Third-party other operating income	4,922	2,879	2,056
Inter-company other operating income(4)	17,650	5,500	72,600
Income from non-operations	9,874	5,952	32,902
(Loss)/gain before income tax benefit/(expenses)	(82,541)	(35,288)	62,856
Add: Income tax benefit/(expenses)	8,757	1,720	(772)
Net (loss)/profit	(73,784)	(33,568)	62,084

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Inter-company payment for service charges(5)	(4,561)	(7,625)	(6,068)
Other operating activities with non-VIE subsidiaries(6)	114,322	41,036	29,826
Operating activities with external parties	(26,610)	(15,636)	19,211
Net cash provided by operating activities	83,151	17,775	42,969
Net cash used in investing activities	(37,211)	(108,068)	(166,522)
Net increase/(decrease) in cash and cash equivalents and restricted cash	45,940	(90,293)	(123,553)

Note 3: Inter-company costs and expenses are technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive Loss.

Note 4: Inter-company other operating income represents the write-off of the amounts among the Group’s non-VIE subsidiaries and the VIEs, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive Loss.

Note 5: Inter-company payments for service charges represents the cash paid by the VIEs to the Group’s relevant PRC subsidiaries for technical and consulting services charges in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Cash flows.

Note 6: Other operating activities with non-VIE subsidiaries included cash receipts for treasury management purposes and service fees charged by the VIEs to the Group’s non-VIE subsidiaries,all of which have been eliminated in the presentation of Consolidated Statements of Cash flows.